UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21293

Nuveen Multi-Strategy Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund (JPC)
March 31, 2011

Shares	Description (1)	Value
	Common Stocks – 36.4% (27.8% of Total Investments)
	Aerospace & Defense – 1.1%
29,962	Aveos Fleet Performance Inc., (2), (17)	$ 292,130
2,189	BE Aerospace Inc., (2)	77,775
2,220	Esterline Technologies Corporation, (2)	156,998
134,000	Finmeccanica SPA	1,686,354
3,475	GeoEye, Inc., (2)	144,491
9,600	Honeywell International Inc.	573,216
2,540	L-3 Communications Holdings, Inc.	198,907
36,875	Lockheed Martin Corporation	2,964,750
11,630	Textron Inc.	318,546
97,550	Thales S.A.	3,890,984
2,290	United Technologies Corporation	193,849
	Total Aerospace & Defense	10,498,000
	Auto Components – 0.2%
7,310	Cooper Tire & Rubber	188,233
5,710	Goodyear Tire & Rubber Company, (2)	85,536
19,860	Johnson Controls, Inc.	825,580
18,500	TRW Automotive Holdings Corporation, (2)	1,018,980
	Total Auto Components	2,118,329
	Automobiles – 0.5%
63,589	Honda Motor Company Limited	2,388,983
1,000	Toyota Motor Corporation, Sponsored ADR	80,250
46,524	Toyota Motor Corporation	1,873,712
	Total Automobiles	4,342,945
	Beverages – 0.8%
220,983	Coca-Cola Amatil Limited	2,683,455
21,881	Coca-Cola Femsa SAB de CV	1,684,618
25,640	Coca-Cola Company	1,701,214
4,175	Dr. Pepper Snapple Group	155,143
89,000	Kirin Brewery Company Limited	1,169,476
	Total Beverages	7,393,906
	Biotechnology – 0.3%
12,300	Amgen Inc., (2)	657,435
6,140	Biogen Idec Inc., (2)	450,615
6,450	BioMarin Pharmaceutical Inc., (2)	162,089
2,570	Celgene Corporation, (2)	147,852
3,360	Cubist Pharmaceuticals Inc., (2)	84,806
14,270	Gilead Sciences, Inc., (2)	605,619
4,530	Incyte Pharmaceuticals Inc., (2)	71,801
15,841	Nabi Biopharmaceuticals, (2)	92,036
12,270	Neurocrine Biosciences Inc.	93,129
11,160	PDL Biopahrma Inc.	64,728
	Total Biotechnology	2,430,110
	Building Products – 0.1%
36,123	Masonite Worldwide Holdings, (2), (17)	1,372,674
	Capital Markets – 0.5%
3,610	Affiliated Managers Group Inc., (2)	394,826
3,410	Ameriprise Financial, Inc.	208,283
8,690	Apollo Investment Corporation	104,801
14,700	Ares Capital Corporation	248,430
4,020	Artio Global Investors Inc.	64,963
4,380	Calamos Asset Management, Inc. Class A	72,664
18,740	E*Trade Group Inc., (2)	292,906
201,831	Egyptian Financial Group - Hermes Holdings	743,722
139,000	GP Investments	540,624
16,480	Invesco LTD	421,229
2,140	Legg Mason, Inc.	77,233
4,720	T. Rowe Price Group Inc.	313,502
45,240	UBS AG	811,710
6,950	Waddell & Reed Financial, Inc., Class A	282,240
	Total Capital Markets	4,577,133
	Chemicals – 1.0%
15,060	Celanese Corporation, Series A	668,212
680	CF Industries Holdings, Inc.	93,017
11,690	Interpid Potash Inc., (2)	407,046
80,252	Kuraray Company Limited	1,034,265
3,060	Minerals Technologies Inc.	209,671
16,750	Mosaic Company	1,319,063
27,125	Nitto Denko Corporation	1,438,101
24,360	Potash Corporation of Saskatchewan	1,436,976
5,630	Solutia Inc., (2)	143,002
49,607	Umicore	2,460,254
2,090	Westlake Chemical Corporation	117,458
	Total Chemicals	9,327,065
	Commercial Banks – 2.5%
38,813	Associated Banc-Corp.	576,373
77,919	Banco Itau Holdings Financeira, S.A., Sponsred ADR	1,873,952
88,591	Banco Santander Central Hispano S.A.	1,028,515
12,100	BNP Paribas S.A.	885,014
14,590	Canadian Imperial Bank of Commerce	1,258,096
6,300	Columbia Banking Systems Inc.	120,771
4,770	Comerica Incorporated	175,154
9,496	Commerce Bancshares Inc.	384,018
6,765	Community Bank System Inc.	164,187
199,562	DnB NOR ASA	3,061,857
17,480	East West Bancorp Inc.	383,861
6,330	First Financial Bancorp.	105,648
76,091	Hang Seng Bank	1,228,639
156,530	HSBC Holdings PLC	1,609,585
61,850	KeyCorp.	549,228
6,510	M&T Bank Corporation	575,940
4,059	MB Financial, Inc.	85,077
91,571	Mitsubishi UFJ Financial Group, Inc., ADR	422,737
298,117	Mizuho Financial Group	494,592
14,800	Societe Generale	961,683
83,163	Standard Chartered PLC	2,157,240
14,845	Sumitomo Mitsui Financial Group	461,519
188,000	Sumitomo Trust & Banking Company, (17)	993,453
11,373	Sumitomo Trust & Banking Company, ADR, (17)	61,528
26,000	Toronto-Dominion Bank	2,300,980
19,400	U.S. Bancorp	512,742
36,500	Wells Fargo & Company	1,157,050
18,260	Zions Bancorporation	421,076
	Total Commercial Banks	24,010,515
	Commercial Services & Supplies – 0.2%
27,660	Aggreko PLC	699,305
1,390	Clean Harbors, Inc., (2)	137,137
18,415	Republic Services, Inc.	553,187
4,047	Stericycle Inc., (2)	358,847
4,170	Waste Management, Inc.	155,708
	Total Commercial Services & Supplies	1,904,184
	Communications Equipment – 0.4%
1,970	Comtech Telecom Corporation, (2)	53,545
2,465	Interdigital Inc., (2)	117,605
264,000	Nokia Oyj	2,246,640
6,410	Plantronics Inc.	234,734
27,520	QUALCOMM, Inc.	1,508,922
	Total Communications Equipment	4,161,446
	Computers & Peripherals – 0.5%
9,741	Apple, Inc., (2)	3,394,251
11,620	EMC Corporation, (2)	308,511
10,330	NCR Corporation, (2)	194,617
2,360	Network Appliance Inc., (2)	113,705
5,590	SanDisk Corporation, (2)	257,643
1,949	Western Digital Corporation, (2)	72,678
	Total Computers & Peripherals	4,341,405
	Construction & Engineering – 0.2%
27,130	Royal Boskalis Westminster NV	1,434,710
1,134	Shaw Group Inc., (2)	40,155
	Total Construction & Engineering	1,474,865
	Construction Materials – 0.2%
547,000	India Cements Limited, GDR	1,173,862
1,750,000	Luks Group Vietnam Holdings Company Limited	517,449
3,520	Vulcan Materials Company	160,512
	Total Construction Materials	1,851,823
	Consumer Finance – 0.0%
14,790	Discover Financial Services	356,735
	Containers & Packaging – 0.0%
10,930	Boise Inc.	100,119
	Diversified Consumer Services – 0.0%
3,800	Sothebys Holdings Inc.	199,880
	Diversified Financial Services – 0.2%
223,670	Citigroup Inc., (2)	988,621
52,000	Guoco Group Ltd	641,765
4,300	Nasdaq Stock Market, Inc., (2)	111,112
	Total Diversified Financial Services	1,741,498
	Diversified Telecommunication Services – 1.2%
15,450	CenturyLink Inc.	641,948
39,000	Deutsche Telekom AG	600,793
37,500	KT Corporation, Sponsored ADR	732,375
210,122	Nippon Telegraph and Telephone Corporation, ADR, (3)	4,725,644
56,440	PT Telekomunikasi Indonesia	1,895,255
26,650	Telecom Egypt SAE	77,810
1,455,000	Telecom Italia S.p.A.	1,956,862
2,884	Telus Corporation	139,845
26,600	Verizon Communications Inc.	1,025,164
	Total Diversified Telecommunication Services	11,795,696
	Electric Utilities – 1.7%
1,541	Areva CI, (17)	64,185
150,790	Centrais Eletricas Brasileiras S.A., PFD B ADR	2,916,279
14,620	Duke Energy Corporation	265,353
2,320	Edison International	84,889
13,607	Electricite de France S.A., ADR (17)	112,394
87,600	Electricite de France S.A.	3,627,566
86,995	Exelon Corporation	3,587,674
152,632	Korea Electric Power Corporation, Sponsored ADR	1,868,216
15,080	Northeast Utilities	521,768
4,650	Portland General Electric Company	110,531
12,710	Progress Energy, Inc.	586,439
89,735	RusHydro, ADR, (2), (17)	459,443
289,000	RusHydro, GDR, (2)	1,471,010
18,620	Southern Company	709,608
4,870	UIL Holdings Corporation	148,632
	Total Electric Utilities	16,533,987
	Electrical Equipment – 0.8%
51,392	ABB Limited, ADR	1,243,172
67,689	ABB Limited	1,625,715
18,500	Areva CI, (17)	821,940
9,515	GrafTech International Ltd., (2)	196,294
25,613	Nidec Corporation	2,217,043
53,350	Sensata Techologies Holdings	1,852,846
	Total Electrical Equipment	7,957,010
	Electronic Equipment & Instruments – 0.4%
2,570	FLIR Systems Inc., (2)	88,948
59,801	Hoya Corporation	1,364,538
5,903	Ingram Micro, Inc., Class A, (2)	124,140
125,982	Nippon Electric Glass Company Limited	1,784,164
10,290	Power One Inc, (2)	90,038
1,459	Tech Data Corporation, (2)	74,205
	Total Electronic Equipment & Instruments	3,526,033
	Energy Equipment & Services – 0.8%
126,281	AMEC PLC	2,416,778
9,455	Cooper Cameron Corporation, (2)	539,881
4,865	FMC Technologies Inc., (2)	459,645
7,025	Halliburton Company	350,126
3,980	Hornbeck Offshore Services Inc.	122,783
7,970	Oil States International Inc., (2)	606,836
32,000	Parker Drilling Company, (2)	221,120
8,010	Schlumberger Limited	747,013
75,240	Subsea 7 SA	1,900,642
	Total Energy Equipment & Services	7,364,824
	Food & Staples Retailing – 1.2%
3,570	Costco Wholesale Corporation	261,752
162,921	Jeronimo Martins SGPS	2,620,619
83,645	Koninklijke Ahold N.V.	1,122,352
114,724	Kroger Co., (3)	2,749,934
98,846	Wal-Mart Stores, Inc.	5,144,934
	Total Food & Staples Retailing	11,899,591
	Food Products – 1.0%
2,740	Corn Products International, Inc.	141,987
4,223	Dean Foods Company, (2)	42,230
1,090	Diamond Foods Inc.	60,822
9,020	General Mills, Inc.	329,681
15,070	H.J. Heinz Company	735,717
18,435	Hershey Foods Corporation	1,001,942
21,810	Mead Johnson Nutrition Company, Class A Shares	1,263,453
31,966	Nestle S.A.	1,832,346
5,550	Ralcorp Holdings Inc., (2)	379,787
74,824	Tyson Foods, Inc., Class A, (3)	1,435,873
76,130	Unilever PLC, ADR	2,320,426
	Total Food Products	9,544,264
	Gas Utilities – 0.0%
2,640	National Fuel Gas Company	195,360
	Health Care Equipment & Supplies – 0.3%
5,970	Align Technology, Inc., (2)	122,266
3,920	Baxter International, Inc.	210,778
1,230	Beckman Coulter, Inc.	102,176
12,250	Becton, Dickinson and Company	975,345
1,870	C. R. Bard, Inc.	185,710
11,740	Edwards Lifesciences Corporation, (2)	1,021,380
5,850	Hologic Inc., (2)	129,870
5,330	Masimo Corporation	176,423
2,390	Steris Corporation	82,551
1,308	Zimmer Holdings, Inc., (2)	79,173
	Total Health Care Equipment & Supplies	3,085,672
	Health Care Providers & Services – 1.0%
76,321	Aetna Inc., (3)	2,856,695
1,620	Air Methods Corporation, (2)	108,945
30,240	AmerisourceBergen Corporation	1,196,294
2,360	Centene Corporation, (2)	77,833
7,820	Express Scripts, Inc., (2)	434,870
7,210	Five Star Quality Care Inc.	58,617
26,233	Fresenius Medical Care, ADR	1,761,837
9,620	HealthSouth Corporation, (2)	240,308
8,200	Humana Inc., (2)	573,508
3,307	Lincare Holdings	98,086
13,880	McKesson HBOC Inc.	1,097,214
3,337	Omnicare, Inc.	100,077
3,770	Owens and Minor Inc.	122,450
68,000	Profarma Distribuidora de Produtos Farmaceuticos SA	639,329
4,920	Quest Diagnostics Incorporated	283,982
	Total Health Care Providers & Services	9,650,045
	Hotels, Restaurants & Leisure – 0.3%
7,190	Bally Technologies, Inc., (2)	272,142
1,650	Chipotle Mexican Grill, (2)	449,411
19,731	Herbst Gaming Inc., (17)	238,417
39,390	MGM Mirage Inc., (2)	517,979
8,550	Orient Express Hotels Limited	105,764
16,770	Scientific Games Corporation	146,570
14,030	Starbucks Corporation	518,409
1,071	Vail Resorts, Inc.	52,222
4,180	YUM! Brands, Inc.	214,768
	Total Hotels, Restaurants & Leisure	2,515,682
	Household Durables – 0.3%
3,100	Lennar Corporation, Class A	56,172
2,305	Meritage Corporation, (2)	55,620
20,310	Newell Rubbermaid Inc.	388,530
203,592	Oriental Weavers Company	1,073,047
3,855	Tempur Pedic International Inc., (2)	195,294
14,530	Whirlpool Corporation	1,240,281
	Total Household Durables	3,008,944
	Household Products – 0.2%
2,090	Colgate-Palmolive Company	168,788
10,190	Kimberly-Clark Corporation	665,101
10,200	Procter & Gamble Company	628,320
	Total Household Products	1,462,209
	Independent Power Producers & Energy Traders – 0.0%
11,110	Constellation Energy Group	345,854
	Industrial Conglomerates – 0.5%
233,172	Fraser and Neave Limited	1,111,752
60,010	General Electric Company	1,203,201
14,980	Rheinmetall AG	1,241,297
9,350	Siemens AG, Sponsored ADR	1,281,486
	Total Industrial Conglomerates	4,837,736
	Insurance – 1.0%
7,954	AFLAC Incorporated	419,812
6,590	Alterra Capital Holdings Limited	147,221
4,742	Aon Corporation	251,136
1,434	Axis Capital Holdings Limited	50,075
6,870	Delphi Financial Group, Inc.	210,978
3,010	Everest Reinsurance Group Ltd	265,422
42,354	Hannover Rueckversicherung AG	2,312,427
17,270	Hartford Financial Services Group, Inc.	465,081
24,772	Lincoln National Corporation	744,151
928	Loews Corporation	39,988
5,202	Marsh & McLennan Companies, Inc.	155,072
49,000	Mitsui Sumitomo Insurance Company Limited	1,115,725
6,694	MS&AD Insurance Group Holdiongs Inc., (17)	75,441
2,030	PartnerRe Limited	160,857
4,610	Primerica Inc.	117,601
105,446	Prudential Corporation PLC	1,195,090
3,050	Reinsurance Group of America Inc.	191,479
18,560	Symetra Financial Corporation	252,416
5,260	Tower Group Inc.	126,398
33,560	Willis Group Holdings PLC	1,354,482
5,930	WR Berkley Corporation	191,005
	Total Insurance	9,841,857
	Internet & Catalog Retail – 0.0%
13,800	Expedia, Inc.	312,708
	Internet Software & Services – 0.3%
3,100	Google Inc., Class A, (2)	1,817,251
5,520	IAC/InterActiveCorp., (2)	170,513
5,430	Rackspace Hosting Inc., (2)	232,676
25,145	Tencent Holdings Limited	612,902
	Total Internet Software & Services	2,833,342
	IT Services – 0.5%
11,820	Accenture Limited	649,745
20,730	Automatic Data Processing, Inc.	1,063,656
5,670	CSG Systems International Inc., (2)	113,060
14,495	International Business Machines Corporation (IBM)	2,363,700
1,180	MasterCard, Inc.	297,030
1,980	Maximus Inc.	160,717
1,709	Unisys Corporation, (2)	53,355
3,721	VeriFone Holdings Inc., (2)	204,469
3,225	Wright Express Corporation, (2)	167,184
	Total IT Services	5,072,916
	Leisure Equipment & Products – 0.1%
1,960	Polaris Industries Inc.	170,559
16,000	Sankyo Company Ltd.	820,390
	Total Leisure Equipment & Products	990,949
	Life Sciences Tools & Services – 0.1%
7,870	Affymetrix, Inc., (2)	41,003
950	Bio-Rad Laboratories Inc., (2)	114,133
7,780	Life Technologies Corporation, (2)	407,828
6,150	Waters Corporation, (2)	534,435
	Total Life Sciences Tools & Services	1,097,399
	Machinery – 1.0%
1,657	AGCO Corporation, (2)	91,085
3,050	Astecx Industries Inc.	113,735
11,910	Caterpillar Inc.	1,326,179
13,280	Cummins Inc.	1,455,754
3,890	Deere & Company	376,902
1,940	Dover Corporation	127,536
6,460	Eaton Corporation	358,142
35,991	Kone OYJ	2,070,861
8,036	Meritor Inc.	136,371
920	Nordson Corporation	105,855
12,700	Oshkosh Truck Corporation, (2)	449,326
6,290	Parker Hannifin Corporation	595,537
1,420	Sauer-Danfoss, Inc.	72,321
15,600	Timken Company	815,880
3,177	Twin Disc, Inc.	102,363
11,080	Vallourec SA	1,243,015
	Total Machinery	9,440,862
	Marine – 0.1%
8,660	Genco Shipping and Trading Limited, (2)	93,268
39,600	Stolt-Nielsen S.A.	988,165
	Total Marine	1,081,433
	Media – 0.6%
32,027	Citadel Broadcasting Corporation, (2)	1,096,925
23,645	Comcast Corporation, Class A	584,504
12,166	DIRECTV Group, Inc., (2)	569,369
5,600	Liberty Media Starz, (2)	434,560
2,495	Madison Square Garden Inc., (2)	67,340
14,297	Metro-Goldwyn-Mayer, (17)	324,066
2,669	Philadelphia Newspapers LLC, (17)	272,238
16,449	Readers Digest Association Inc., (2), (17)	530,480
10,180	Scripps Networks Interactive, Class A Shares	509,916
1,322	Time Warner Cable, Class A	94,311
7,420	Viacom Inc., Class B	345,178
78,450	WPP Group PLC	967,153
	Total Media	5,796,040
	Metals & Mining – 3.6%
68,600	AngloGold Ashanti Limited, Sponsored ADR, (3)	3,289,370
122,250	Barrick Gold Corporation, (3)	6,345,998
44,513	BHP Billiton PLC, ADR	2,143,716
1,310	Cliffs Natural Resources Inc.	128,747
29,610	Freeport-McMoRan Copper & Gold, Inc.	1,644,836
196,231	Gold Fields Limited, Sponsored ADR, (3)	3,426,193
21,159	Kinross Gold Corporation	333,254
5,169	Newcrest Mining Limited, Sponsored ADR, (17)	213,997
95,300	Newcrest Mining Limited	3,925,198
92,800	Newmont Mining Corporation, (3)	5,065,024
5,010	Noranda Aluminum Hodlings Corporation	80,411
5,870	NovaGold Resources Inc., (2)	76,310
52,540	Polyus Gold Company, ADR, (17)	1,845,205
31,660	Rio Tinto Limited	2,775,352
3,160	RTI International Metals, Inc., (2)	98,434
4,600,000	Simmer & Jack Mines, (2)	516,778
5,310	Steel Dynamics Inc.	99,669
97,730	Sterlite Industries India Ltd., ADR	1,508,951
10,880	Walter Industries Inc.	1,473,478
	Total Metals & Mining	34,990,921
	Multiline Retail – 0.2%
3,385	Dillard’s, Inc., Class A	135,806
17,740	Macy’s, Inc.	430,372
46,951	Next PLC	1,491,311
	Total Multiline Retail	2,057,489
	Multi-Utilities – 0.2%
8,837	Ameren Corporation	248,055
7,970	Consolidated Edison, Inc.	404,238
15,280	Dominion Resources, Inc.	683,016
2,480	OGE Energy Corp.	125,389
3,000	Sempra Energy	160,500
	Total Multi-Utilities	1,621,198
	Office Electronics – 0.1%
23,343	Canon Inc.	1,015,889
	Oil, Gas & Consumable Fuels – 3.8%
2,540	Apache Corporation	332,537
8,627	Arch Coal Inc.	310,917
66,040	BG Group PLC	1,643,150
129,081	Cameco Corporation, (3)	3,877,593
92,678	Chesapeake Energy Corporation, (3)	3,106,567
4,710	Cimarex Energy Company	542,780
8,190	Cloud Peak Energy Inc.	176,822
11,230	ConocoPhillips	896,828
21,000	Continental Resources Inc., (2)	1,500,870
4,830	Devon Energy Corporation	443,249
2,850	Exxon Mobil Corporation	239,771
18,700	Gazprom OAO, ADR	605,319
9,755	Hess Corporation	831,224
4,300	Murphy Oil Corporation	315,706
4,610	Newfield Exploration Company, (2)	350,406
77,361	Nexen Inc., (3)	1,927,836
7,200	Niko Resources Limited	690,665
4,575	Occidental Petroleum Corporation	478,042
1,960	Peabody Energy Corporation	141,042
2,900	Petrobras Energia S.A., ADR	64,061
13,500	Petrohawk Energy Corporation, (2)	331,290
10,950	Petroquest Energy Inc., (2)	102,492
3,500,000	PT Medco Energi Internasional TBK	1,155,613
6,680	QEP Resources Inc., (2)	270,807
40,490	Range Resources Corporation, (3)	2,367,045
87,410	Royal Dutch Shell PLC, Class B, Sponsored ADR	3,169,041
3,300	SM Energy Company	244,827
61,190	StatoilHydro ASA	1,696,203
112,800	StatoilHydro ASA, Sponsored ADR, (3)	3,117,792
7,370	Stone Energy Corporation, (2)	245,937
47,618	Suncor Energy, Inc.	2,135,191
86,010	Tesoro Corporation	2,307,648
7,825	Total S.A.	476,353
1,680	Whiting Petroleum Corporation, (2)	123,396
	Total Oil, Gas & Consumable Fuels	36,219,020
	Paper & Forest Products – 0.0%
4,570	Domtar Corporation	419,435
	Personal Products – 0.0%
11,520	Prestige Brands Holdings Inc.	132,480
	Pharmaceuticals – 1.8%
24,800	AstraZeneca Group, Sponsored ADR, (3)	1,143,776
27,280	AstraZeneca Group	1,252,922
22,808	Bristol-Myers Squibb Company	602,815
113,679	Eli Lilly and Company, (3)	3,998,090
20,307	Forest Laboratories, Inc., (2), (3)	655,916
29,050	Johnson & Johnson	1,721,213
3,681	Merck & Company Inc.	121,510
21,236	Novartis AG, Sponsored ADR	1,151,854
12,720	Novo Nordisk A/S	1,598,099
30,100	Pfizer Inc., (3)	611,331
20,817	Sanofi-Aventis, S.A.	1,459,604
24,490	Teva Pharmaceutical Industries Limited, Sponsored ADR	1,228,663
2,700	Warner Chilcott Limited, (2)	62,856
21,660	Watson Pharmaceuticals Inc., (2)	1,213,177
	Total Pharmaceuticals	16,821,826
	Professional Services – 0.0%
2,710	Acacia Research, (2)	92,736
1,580	Towers Watson & Company, Class A Shares	87,627
	Total Professional Services	180,363
	Real Estate – 0.6%
23,860	Annaly Capital Management Inc.	416,357
21,350	Anworth Mortgage Asset Corporation	151,372
2,400	Camden Property Trust	136,368
11,460	Digital Realty Trust Inc.	666,284
11,180	Duke Realty Corporation	156,632
5,240	Dupont Fabros Technology Inc.	127,070
2,830	Equity Lifestyles Properties Inc.	163,150
1,430	Essex Property Trust Inc.	177,320
2,200	Home Properties New York, Inc.	129,690
5,670	LaSalle Hotel Properties	153,090
1,700	Mid-America Apartment Communities	109,140
3,125	Parkway Properties Inc.	53,125
2,362	PS Business Parks Inc.	136,854
5,770	Ramco-Gershenson Properties Trust	72,298
9,270	Rayonier Inc.	577,614
8,729	Simon Property Group, Inc.	935,400
2,450	Taubman Centers Inc.	131,271
111,300	Westfield Group	1,075,250
111,300	Westfield Realty Trust	301,623
	Total Real Estate	5,669,908
	Real Estate Management & Development – 0.3%
67,160	Brookfield Properties Corporation	1,188,722
246,918	Hysan Development Company	1,015,790
2,300	Jones Lang LaSalle Inc.	229,402
31,500	Solidere, GDR, (17)	574,560
	Total Real Estate Management & Development	3,008,474
	Road & Rail – 0.4%
6,640	CSX Corporation	521,904
7,967	East Japan Railway Company, ADR, (17)	73,695
11,000	East Japan Railway Company	611,625
3,780	Genesee & Wyoming Inc.	219,996
7,270	Hertz Global Holdings Inc., (2)	113,630
12,140	Kansas City Southern Industries, (2)	661,023
2,660	Norfolk Southern Corporation	184,258
9,340	Union Pacific Corporation	918,402
165	West Japan Railway Company	636,752
	Total Road & Rail	3,941,285
	Semiconductors & Equipment – 0.6%
46,880	ASM Lithography Holding NV	2,066,231
4,070	Broadcom Corporation, Class A	160,277
23,410	Cypress Semiconductor Corporation, (2)	453,686
30,030	Intel Corporation	605,705
23,300	KLA-Tencor Corporation	1,103,721
20,490	Marvell Technology Group Ltd., (2)	318,620
12,110	Micron Technology, Inc., (2)	138,781
11,930	Novellus Systems, Inc., (2)	442,961
11,100	ON Semiconductor Corporation, (2)	109,557
15,310	Silicon Image, Inc., (2)	137,331
8,500	Teradyne Inc., (2)	151,385
	Total Semiconductors & Equipment	5,688,255
	Software – 0.5%
3,380	Advent Software Inc., (2)	96,905
5,240	Ansys Inc., (2)	283,956
4,550	CommVault Systems, Inc., (2)	181,454
2,850	Manhattan Associates Inc., (2)	93,252
90,091	Microsoft Corporation	2,284,708
21,690	Oracle Corporation	723,795
7,280	Rovi Corporation, (2)	390,572
1,070	Salesforce.com, Inc., (2)	142,931
4,320	VirnetX Holding Corporation	86,011
	Total Software	4,283,584
	Specialty Retail – 0.4%
9,100	Advance Auto Parts, Inc.	597,142
6,323	Best Buy Co., Inc.	181,597
7,600	Home Depot, Inc.	281,656
13,650	Industria de Diseno Textil SA, Inditex	1,095,301
2,900	Limited Brands, Inc.	95,352
12,410	Tractor Supply Company	742,863
24,740	Williams-Sonoma Inc.	1,001,970
	Total Specialty Retail	3,995,881
	Textiles, Apparel & Luxury Goods – 0.5%
70,570	Burberry Group PLC	1,329,066
1,040	Deckers Outdoor Corporation, (2)	89,596
2,480	Fossil Inc., (2)	232,251
9,710	LVMH Moet Hennessy	1,537,103
455,455	Yue Yuen Industrial Holdings Limited	1,440,395
	Total Textiles, Apparel & Luxury Goods	4,628,411
	Thrifts & Mortgage Finance – 0.0%
13,580	New York Community Bancorp Inc.	234,390
	Tobacco – 0.4%
24,480	Altria Group, Inc.	637,213
33,910	British American Tobacco PLC	1,361,047
29,500	Eastern Tobacco	521,539
17,235	Philip Morris International	1,131,132
14,760	Reynolds American Inc.	524,422
	Total Tobacco	4,175,353
	Trading Companies & Distributors – 0.4%
193,464	Mitsui & Company Limited	3,467,838
4,490	United Rentals Inc.	149,426
	Total Trading Companies & Distributors	3,617,264
	Wireless Telecommunication Services – 0.5%
9,722	Millicom International Cellular S.A.	930,319
19,414	Millicom International Cellular S.A.	1,867,043
62,723	Turkcell Iletisim Hizmetleri A.S., ADR	942,726
460,240	Vodafone Group PLC	1,303,128
	Total Wireless Telecommunication Services	5,043,216
	Total Common Stocks (cost $298,942,968)	350,137,687

Shares	Description (1)		Coupon	Ratings (4)	Value
	Convertible Preferred Securities – 1.6% (1.2% of Total Investments)
	Capital Markets – 0.0%
5,800	AMG Capital Trust II, Convertible Bond		5.150%	BB	$ 254,475
	Commercial Banks – 0.8%
3,500	Credit Suisse AG		7.875%	BBB+	3,605,000
5,150	Fifth Third Bancorp, Convertible Bond		8.500%	Ba1	762,200
3,300	Wells Fargo & Company, Convertible Bond		7.500%	A-	3,416,160
	Total Commercial Banks				7,783,360
	Diversified Financial Services – 0.4%
3,060	Bank of America Corporation		7.250%	BB+	3,093,629
	Food Products – 0.1%
5,300	Bunge Limited, Convertible Bonds		4.875%	Ba1	553,850
	Gas Utilities – 0.0%
3,650	El Paso Energy Capital Trust I, Convertible Preferred		4.750%	B	161,513
	Health Care Providers & Services – 0.0%
8,350	Omnicare Capital Trust II, Series B		4.000%	B	375,750
	Household Durables – 0.1%
7,050	Stanley, Black, and Decker Inc.		4.750%	BBB+	844,167
	Independent Power Producers & Energy Traders – 0.1%
14,462	AES Trust III, Convertible Preferred		6.750%	B+	705,746
	Insurance – 0.0%
5,150	Aspen Insurance Holdings Limited		5.625%	BBB-	276,401
	Media – 0.0%
100	Interpublic Group Companies Inc., Convertible Notes		0.000%	B	110,000
	Real Estate – 0.1%
22,483	CommonWealth REIT, Convertible Debt		6.500%	Baa3	483,834
9,863	Health Care REIT, Inc., Convertible Bonds		6.500%	Baa3	513,862
	Total Real Estate				997,696
	Total Convertible Preferred Securities (cost $12,946,850)				15,156,587

Shares	Description (1)		Coupon	Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 31.1% (23.7% of Total Investments)
	Capital Markets – 3.1%
91,000	Ameriprise Financial, Inc.		7.750%	A	$ 2,525,250
70,437	BNY Capital Trust V, Series F		5.950%	A1	1,774,308
95,044	Credit Suisse		7.900%	A3	2,558,584
886,930	Deutsche Bank Capital Funding Trust II		6.550%	BBB	21,871,694
8,000	Deutsche Bank Capital Funding Trust IX		6.625%	BBB	195,040
20,300	Goldman Sachs Group Inc., Series 2004-4 (CORTS)		6.000%	A3	456,344
8,000	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)		6.000%	A3	180,160
1,000	Goldman Sachs Group Inc.		6.125%	A1	24,350
600	Morgan Stanley Capital Trust III		6.250%	Baa2	14,250
2,700	Morgan Stanley Capital Trust IV		6.250%	Baa2	64,395
	Total Capital Markets				29,664,375
	Commercial Banks – 3.5%
345,700	Banco Santander Finance		10.500%	A-	9,835,165
14,600	Barclays Bank PLC		7.750%	A-	375,512
36,900	Barclays Bank PLC		7.100%	A+	930,618
59,300	BB&T Capital Trust VI		9.600%	Baa1	1,656,842
73,300	BB&T Capital Trust VII		8.100%	Baa1	1,975,435
108,000	Cobank Agricultural Credit Bank, 144A		7.000%	N/R	5,059,130
31,000	Cobank Agricultural Credit Bank		11.000%	A	1,724,375
2,000,000	HSBC Bank PLC		1.000%	A	1,260,000
247,928	HSBC Finance Corporation		6.875%	A	6,379,187
16,300	HSBC Holdings PLC, (2)		8.000%	A-	444,664
22,700	HSBC Holdings PLC		6.200%	A-	548,205
14,500	HSBC USA Inc., Series F		2.858%	A-	694,405
79,592	Merrill Lynch Preferred Capital Trust V		7.280%	Baa3	1,980,249
500,000	National Australia Bank		8.000%	A+	551,450
400	National City Capital Trust II		6.625%	BBB	10,124
	Total Commercial Banks				33,425,361
	Diversified Financial Services – 2.7%
5,400	Citigroup Capital Trust XII		8.500%	BB+	142,182
125,768	Citigroup Capital XIII		7.875%	BB+	3,446,043
40,000	Citigroup Capital XVI		6.450%	BB+	954,400
16,300	Citigroup Capital XVII		6.350%	BB+	385,006
32,600	Countrywide Capital Trust IV		6.750%	Baa3	807,502
644,975	ING Groep N.V.		7.050%	Ba1	15,040,817
114,469	JPMorgan Chase Capital Trust XI		5.875%	A2	2,834,252
38,700	JPMorgan Chase Capital Trust XXIX		6.700%	A2	986,076
800	MBNA Corporation, Capital Trust		8.125%	Baa3	20,272
37,150	Merrill Lynch Capital Trust II		6.450%	Baa3	858,908
	Total Diversified Financial Services				25,475,458
	Diversified Telecommunication Services – 0.4%
164,547	Telephone and Data Systems Inc.		6.875%	Baa2	4,108,739
	Electric Utilities – 0.2%
59,800	Entergy Texas Inc.		7.875%	BBB+	1,677,988
	Food Products – 0.2%
25,000	Dairy Farmers of America Inc., 144A		7.875%	BBB-	2,292,188
	Insurance – 5.3%
624,430	Aegon N.V.		6.375%	BBB	14,218,271
24,200	Allianz SE		8.375%	A+	646,595
5,214	Arch Capital Group Limited, Series B		7.875%	BBB	132,331
340,204	Arch Capital Group Limited		8.000%	BBB	8,671,800
51,441	Assured Guaranty Municipal Holdings		6.250%	A+	1,123,986
2,750,000	Dai-Ichi Mutual Life, 144A		7.250%	A3	2,718,524
275,756	EverestRe Capital Trust II		6.200%	Baa1	6,427,872
605,478	PartnerRe Limited, Series C		6.750%	BBB+	14,809,992
64,810	PLC Capital Trust III		7.500%	BBB	1,639,693
5,800	PLC Capital Trust IV		7.250%	BBB	144,652
2,000	RenaissanceRe Holdings Limited, Series C		6.080%	BBB+	45,900
32,400	RenaissanceRe Holdings Limited, Series D		6.600%	BBB+	795,744
	Total Insurance				51,375,360
	Media – 4.3%
464,395	CBS Corporation		6.750%	BBB-	11,674,890
481,431	Comcast Corporation		7.000%	BBB+	12,319,819
97,000	Comcast Corporation		6.625%	BBB+	2,524,910
577,046	Viacom Inc.		6.850%	BBB+	14,997,426
	Total Media				41,517,045
	Multi-Utilities – 1.1%
216,300	Dominion Resources Inc.		8.375%	BBB	6,140,757
158,561	Xcel Energy Inc.		7.600%	BBB	4,419,095
	Total Multi-Utilities				10,559,852
	Oil, Gas & Consumable Fuels – 1.1%
427,648	Nexen Inc.		7.350%	BB+	10,840,877
	Real Estate – 9.2%
632,300	CommomWealth REIT		7.125%	Baa3	15,883,376
98,785	Developers Diversified Realty Corporation, Series G		8.000%	Ba1	2,479,504
2,300	Duke Realty Corporation, Series O		8.375%	Baa3	61,525
1,400	Harris Preferred Capital Corporation, Series A		7.375%	A-	35,196
340,287	Kimco Realty Corporation, Series F		6.650%	Baa2	8,381,269
109,832	Kimco Realty Corporation, Series G		7.750%	Baa2	2,840,256
35,862	Kimco Realty Corporation, Series H		6.900%	Baa2	892,247
40,882	Prologis Trust, Series C		8.540%	Baa3	2,285,561
33,774	Public Storage, Inc., Series C		6.600%	BBB+	842,324
43,700	Public Storage, Inc., Series E		6.750%	BBB+	1,102,114
9,359	Public Storage, Inc., Series H		6.950%	BBB+	235,004
214,997	Public Storage, Inc.		6.750%	BBB+	5,426,524
205,058	Realty Income Corporation		6.750%	Baa2	5,224,878
111,971	Regency Centers Corporation		7.450%	Baa3	2,821,669
128,828	Vornado Realty LP		7.875%	BBB	3,489,951
857,862	Wachovia Preferred Funding Corporation		7.250%	A-	21,918,374
583,830	Weingarten Realty Trust, Preferred Securities		6.750%	Baa3	14,146,201
	Total Real Estate				88,065,973
	Wireless Telecommunication Services – 0.0%
10,600	Telephone and Data Systems Inc.		7.000%	Baa2	264,787
	Total $25 Par (or similar) Preferred Securities (cost $296,811,755)				299,268,003

Principal Amount (000)	Description (1)	Weighted Average Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 8.2% (6.3% of Total Investments) (6)
	Aerospace & Defense – 0.1%
$ 574	DAE Aviation Holdings, Inc., Term Loan B1	5.310%	7/31/14	B	$ 574,109
553	DAE Aviation Holdings, Inc., Term Loan B2	5.310%	7/31/14	B	553,059
1,127	Total Aerospace & Defense				1,127,168
	Airlines – 0.1%
963	Delta Air Lines, Inc., Term Loan	3.506%	4/30/14	B	954,228
	Automobiles – 0.1%
911	Ford Motor Company, Term Loan	3.010%	12/15/13	Baa3	911,465
	Biotechnology – 0.1%
900	Grifols, Term Loan, WI/DD	TBD	TBD	BB	907,684
	Chemicals – 0.1%
998	Univar, Inc., Term Loan	5.000%	6/30/17	B	1,002,666
	Communications Equipment – 0.6%
1,316	Avaya, Inc., Term Loan B3	4.811%	10/26/17	B1	1,275,531
2,643	Avaya, Inc., Term Loan	3.061%	10/27/14	B1	2,582,532
1,125	CommScope Inc., Term Loan	5.000%	1/14/18	BB	1,134,141
867	Intelsat, Term Loan	5.250%	4/02/18	BB-	873,503
5,951	Total Communications Equipment				5,865,707
	Diversified Consumer Services – 0.1%
955	Cengage Learning Acquisitions, Inc., Term Loan	2.500%	7/03/14	B+	917,420
	Diversified Financial Services – 0.1%
1,033	Pinafore LLC, Term Loan	4.250%	9/29/16	BB	1,038,788
	Electric Utilities – 0.1%
965	TXU Corporation, Term Loan B2	3.783%	10/10/14	B2	814,563
	Electrical Equipment – 0.0%
231	Allison Transmission Holdings, Inc., Term Loan	3.010%	8/07/14	B	229,267
	Food & Staples Retailing – 0.2%
1,995	U.S. Foodservice, Inc., Term Loan	2.753%	7/03/14	B2	1,938,160
	Food Products – 0.4%
96	Darling International, Inc., Term Loan	5.141%	12/17/16	BB+	96,900
2,250	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	2,254,394
995	Pierre Foods, Inc., Term Loan	7.000%	9/30/16	B+	1,001,426
3,341	Total Food Products				3,352,720
	Health Care Providers & Services – 0.5%
1,589	Community Health Systems, Inc., Term Loan	2.561%	7/25/14	BB	1,574,258
80	Community Health Systems, Inc., Delayed Term Loan	2.561%	7/25/14	BB	72,206
437	Community Health Systems, Inc., Extended Term Loan	3.811%	1/25/17	BB	436,513
750	HCA, Inc., Tranche B1, Term Loan	2.557%	11/18/13	BB	747,598
1,125	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	1,104,375
734	Select Medical Corporation, Term Loan B2	2.337%	2/24/12	Ba2	731,085
438	Select Medical Corporation, Term Loan	2.317%	2/24/12	Ba2	436,093
5,153	Total Health Care Providers & Services				5,102,128
	Hotels, Restaurants & Leisure – 0.9%
1,347	Burger King Corporation, Tranche B	4.500%	10/19/16	BB-	1,346,500
1,534	CCM Merger, Inc., Term Loan	7.000%	3/01/17	B+	1,555,486
507	Harrah’s Operating Company, Inc., Term Loan B2	3.303%	1/28/15	B	470,742
345	Herbst Gaming, LLC, Term Loan	10.000%	12/31/15	B+	360,400
132	OSI Restaurant Partners LLC, Revolver	3.540%	6/14/13	B+	128,552
1,364	OSI Restaurant Partners LLC, Term Loan	2.563%	6/14/14	B+	1,326,300
556	Reynolds Group Holdings, Inc., US Term Loan	4.250%	2/09/18	BB	559,106
134	Travelport LLC, Letter of Credit	4.807%	8/21/15	Ba3	132,860
669	Travelport LLC, Term Loan	4.963%	8/21/15	Ba3	662,146
507	Venetian Casino Resort LLC, Delayed Term Loan	3.000%	11/23/16	BB-	494,745
1,749	Venetian Casino Resort LLC, Tranche B, Term Loan	3.000%	11/23/16	BB-	1,707,470
8,844	Total Hotels, Restaurants & Leisure				8,744,307
	Household Products – 0.1%
998	Visant Corporation, Term Loan	5.250%	12/22/16	Ba3	997,874
	IT Services – 0.5%
731	First Data Corporation, Term Loan B1	3.002%	9/24/14	B+	701,802
483	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.000%	7/28/12	B+	477,498
817	Infor Global Solutions Intermediate Holdings, Ltd., Extended Delayed Draw Term Loan	6.000%	7/28/15	B+	808,371
476	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan, First Lien	4.000%	7/28/12	B+	470,865
1,563	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.000%	7/28/15	B+	1,546,802
768	SunGard Data Systems, Inc., Term Loan B	2.008%	2/28/14	BB	764,344
4,838	Total IT Services				4,769,682
	Leisure Equipment & Products – 0.0%
478	Cedar Fair LP, Term Loan	4.000%	12/15/17	Ba2	481,378
	Media – 1.3%
557	Cequel Communications LLC, Term Loan B	2.260%	11/05/13	Ba2	553,931
2,932	Charter Communications Operating Holdings LLC, Term Loan C	3.560%	9/06/16	BB+	2,943,957
469	Citadel Broadcasting Corporation, Term Loan, (7)	4.250%	12/30/16	Baa3	469,777
656	Gray Television, Inc., Term Loan B	3.760%	12/31/14	B	651,131
33	Nielsen Finance LLC, Term Loan A	2.259%	8/09/13	Ba2	33,037
1,228	Nielsen Finance LLC, Term Loan B	4.009%	5/02/16	BB	1,231,303
544	Nielsen Finance LLC, Term Loan C	3.759%	5/02/16	Ba2	543,565
337	SuperMedia, Term Loan	11.000%	12/31/15	B-	224,565
1,425	Tribune Company, Term Loan B, (8), (9)	0.000%	6/04/14	Ca	996,609
5,281	Univision Communications, Inc., Term Loan	4.496%	3/31/17	B	5,154,722
13,462	Total Media				12,802,597
	Metals & Mining – 0.2%
775	John Maneely Company, Term Loan	4.750%	4/01/17	BB	776,608
998	Novelis, Inc., Term Loan	4.000%	3/10/17	Ba2	1,001,329
1,773	Total Metals & Mining				1,777,937
	Oil, Gas & Consumable Fuels – 0.2%
1,940	CCS Income Trust, Term Loan	3.304%	11/14/14	B	1,841,887
	Personal Products – 0.1%
935	NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	938,700
	Pharmaceuticals – 0.1%
1,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/15/15	Baa3	1,040,000
	Real Estate – 0.2%
2,000	iStar Financial, Inc., Tranche A1	5.000%	6/28/13	B2	1,983,588
	Real Estate Management & Development – 0.4%
999	Capital Automotive LP, Tranche B	5.000%	3/13/17	Ba3	991,370
1,207	LNR Property Corporation, Term Loan B	3.760%	7/12/11	B2	1,208,136
1,133	Realogy Corporation, Delayed Term Loan	4.562%	10/10/16	B1	1,070,525
3,339	Total Real Estate Management & Development				3,270,031
	Road & Rail – 0.1%
1,135	Swift Transportation Company, Inc., Term Loan	6.000%	12/21/16	BB-	1,141,924
	Semiconductors & Equipment – 0.3%
1,994	Freescale Semiconductor, Inc., Term Loan	4.511%	12/01/16	B1	1,985,262
1,000	NXP Semiconductor LLC, Term Loan	4.500%	3/04/17	B-	1,011,876
2,994	Total Semiconductors & Equipment				2,997,138
	Specialty Retail – 1.1%
2,250	Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	2,225,039
1,500	Claire’s Stores, Inc., Term Loan B	0.000%	5/29/14	B	1,435,210
1,500	J Crew Group, Term Loan	4.750%	3/07/18	B1	1,496,915
1,833	Jo-Ann Stores, Inc., Term Loan	4.750%	3/15/18	B+	1,821,188
821	Michaels Stores, Inc., Term Loan B1	2.584%	10/31/13	B+	814,605
1,105	Michaels Stores, Inc., Term Loan B2	4.834%	7/31/16	B+	1,110,199
1,151	Toys “R” Us - Delaware, Inc., Term Loan	6.000%	9/01/16	BB-	1,158,996
10,160	Total Specialty Retail				10,062,152
	Wireless Telecommunication Services – 0.2%
1,928	Clear Channel Communications, Inc., Tranche B, Term Loan	3.896%	11/13/15	CCC+	1,699,626
$ 80,347	Total Variable Rate Senior Loan Interests (cost $78,222,194)				78,710,785

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value
		Convertible Bonds – 11.6% (8.9% of Total Investments)
		Aerospace & Defense – 0.1%
$ 350		Alliant Techsystems Inc., Convertible Bonds	2.750%	9/15/11	BB-	$ 352,625
900		L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	907,875
1,250		Total Aerospace & Defense				1,260,500
		Auto Components – 0.1%
400		BorgWarner Inc.	3.500%	4/15/12	BBB	978,000
200		TRW Automotive Inc., Convertible Bond, 144A	3.500%	12/01/15	Ba2	400,250
600		Total Auto Components				1,378,250
		Automobiles – 0.1%
750		Ford Motor Company, Convertible Bonds	4.250%	11/15/16	Ba3	1,359,375
		Beverages – 0.0%
250		Molson Coors Brewing Company, Convertible Notes	2.500%	7/30/13	BBB-	290,313
		Biotechnology – 0.3%
2,411		Amgen Inc.	0.375%	2/01/13	A+	2,395,931
400		BioMarin Pharmaceutical Inc.	1.875%	4/23/17	B-	541,500
2,811		Total Biotechnology				2,937,431
		Capital Markets – 0.1%
450		Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	528,188
511		Jefferies Group Inc., Convertible Bond	3.875%	11/01/29	BBB	530,801
961		Total Capital Markets				1,058,989
		Commercial Banks – 0.0%
300		SVB Financial Group, Convertible Bond, 144A	3.875%	4/15/11	A3	306,375
		Commercial Services & Supplies – 0.0%
300		Covanta Holding Corporation, Convertible Bonds	3.250%	6/01/14	Ba3	354,000
		Communications Equipment – 0.7%
400		Ciena Corporation, Convertible Bond	0.250%	5/01/13	B	408,000
700		Ciena Corporation, Convertible Bond	0.875%	6/15/17	B	683,375
5,825		Lucent Technologies Inc., Series B	2.875%	6/15/25	B1	5,635,688
6,925		Total Communications Equipment				6,727,063
		Computers & Peripherals – 0.8%
1,000		EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,655,000
600		EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	1,023,000
750		EMC Corporation, Convertible Bonds	1.750%	12/01/11	A-	1,241,250
750		EMC Corporation, Convertible Bonds	1.750%	12/01/13	A-	1,278,750
1,400		Sandisk Corporation, Convertible Bond	1.000%	5/15/13	BB-	1,373,750
850		Sandisk Corporation, Convertible Bond	1.500%	8/15/17	BB-	962,625
5,350		Total Computers & Peripherals				7,534,375
		Containers & Packaging – 0.1%
695		Owens-Brockway Glass Containers	3.000%	6/01/15	BB	704,556
		Diversified Consumer Services – 0.1%
400		Coinstar Inc., Convertible Bond	4.000%	9/01/14	BB+	553,000
250		Sotheby’s Holdings Inc., Convertible Bond	3.125%	6/15/13	BB-	410,938
650		Total Diversified Consumer Services				963,938
		Diversified Financial Services – 0.1%
600		NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BBB	594,000
		Diversified Telecommunication Services – 0.0%
385		Time Warner Telecom Inc., Convertible Bond	2.375%	4/01/26	B-	457,669
		Electrical Equipment – 0.1%
487		General Cable Corporation, Convertible Bonds	0.875%	11/15/13	Ba3	532,656
323		General Cable Corporation, Convertible Bonds	4.500%	11/15/29	B	450,989
810		Total Electrical Equipment				983,645
		Electronic Equipment & Instruments – 0.2%
364		Anixter International Inc., Convertible Bond	1.000%	2/15/13	B+	456,820
350		Itron Inc.	2.500%	8/01/26	B	360,063
711		Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	766,103
1,425		Total Electronic Equipment & Instruments				1,582,986
		Energy Equipment & Services – 0.8%
1,280		Bristow Group Convertible Bond	3.000%	6/15/38	BB	1,281,600
546		Cameron International Corporation, Convertible Bonds	2.500%	6/15/26	BBB+	881,108
350		Exterran Holdings Inc., Convertible Bond	4.250%	6/15/14	B+	431,813
800		Nabors Industries Inc., 144A	0.940%	5/15/11	BBB	796,000
950		Nabors Industries Inc.	0.940%	5/15/11	BBB	945,250
500		SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	530,000
2,000		Transocean Inc.	1.500%	12/15/37	BBB	1,967,500
1,300		Transocean Inc.	1.500%	12/15/37	BBB	1,265,875
7,726		Total Energy Equipment & Services				8,099,146
		Food Products – 0.3%
250		Archer Daniels Midland Company, Convertible Bonds, 144A	0.875%	2/15/14	A	278,125
750		Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	834,375
300		Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B	312,000
550		Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B+	691,625
450		Tyson Foods inc., Convertible Bond	3.250%	10/15/13	BB+	586,125
2,300		Total Food Products				2,702,250
		Health Care Equipment & Supplies – 0.9%
300		American Medical Systems Holdings, Convertible Bond	4.000%	9/15/41	BB-	400,875
100		Beckman Coulter Inc., Convertible Bonds, 144A	2.500%	12/15/36	BBB	118,750
500		Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	593,750
250		Fisher Scientific International Inc., (10)	3.250%	3/01/24	A-	347,100
800		Hologic Inc. Convertible Bond	2.000%	12/15/37	BB+	772,000
750		Hologic Inc. Convertible Bond	2.000%	12/15/37	BB+	912,188
600		Kinetic Concepts Inc., Convertible Bond, 144A	3.250%	4/15/15	BB-	746,250
2,466		Medtronic, Inc.	1.500%	4/15/11	AA-	2,466,000
2,000		Medtronic, Inc.	1.625%	4/15/13	AA-	2,060,000
400		Teleflex Inc., Convertible Bond	3.875%	8/01/17	B+	450,500
8,166		Total Health Care Equipment & Supplies				8,867,413
		Health Care Providers & Services – 0.3%
200		AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	BB+	307,000
300		LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B	310,125
600		LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	639,000
700		Omnicare, Inc.	3.750%	12/15/25	BB	902,125
379		Omnicare, Inc.	3.250%	12/15/35	B+	351,523
2,179		Total Health Care Providers & Services				2,509,773
		Hotels, Restaurants & Leisure – 0.1%
800		International Game Technology	3.250%	5/01/14	BBB	918,000
		Household Durables – 0.2%
650		D.R. Horton, Inc.	2.000%	5/15/14	BB-	741,000
500		Lennar Corporation, 144A	2.750%	12/15/20	B+	543,125
300		Lennar Corporation	2.000%	12/01/20	B+	301,875
1,450		Total Household Durables				1,586,000
		Independent Power Producers & Energy Traders – 0.1%
300		Allegheny Technologies Inc., Convetible Bond	4.250%	6/01/14	BBB-	527,625
		Industrial Conglomerates – 0.1%
600		Textron Inc.	4.500%	5/01/13	BBB-	1,284,000
		Insurance – 0.0%
300		Old Republic International Corporation	8.000%	5/15/12	BBB+	360,000
		Internet & Catalog Retail – 0.0%
250		Priceline.com Inc., Convertible Bond	1.250%	3/15/15	BBB-	440,000
		Internet Software & Services – 0.1%
500		Equinix Inc., Convertible Bond	3.000%	10/15/14	B-	540,000
450		Equinix Inc.	4.750%	6/15/16	B-	604,688
950		Total Internet Software & Services				1,144,688
		IT Services – 0.0%
150		Macrovision Corporation, Convertible Bonds	2.625%	8/15/11	BB-	284,625
		Life Sciences Tools & Services – 0.1%
400		Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	417,000
500		Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BBB	580,000
900		Total Life Sciences Tools & Services				997,000
		Machinery – 0.4%
850		Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	1,275,000
369		Ingersoll Rand	4.500%	4/15/12	BBB+	1,001,835
500		Navistar International Corporation, Convertible Bond	3.000%	10/15/14	B1	755,000
200		Terex Corporation	4.000%	6/01/15	B	476,500
450		Trinity Industries Inc., Convertible Bonds	3.875%	6/01/36	Ba2	490,500
2,369		Total Machinery				3,998,835
		Media – 0.4%
600		Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	BB	685,500
750		Liberty Media Corporation, Senior Debentures, Exchangeable for PCS Common Stock, Series 1	4.000%	11/15/29	BB-	440,625
1,400		Liberty Media Corporation	3.125%	3/30/23	BB-	1,662,500
750		Omnicom Group Inc., Convertible Bond	0.000%	7/01/38	BBB+	842,813
350		XM Satellite Radio Inc., 144A	7.000%	12/01/14	BB-	463,750
3,850		Total Media				4,095,188
		Metals & Mining – 0.9%
550		Alcoa Inc., Convertible Bond	5.250%	3/15/14	Baa3	1,546,875
2,230		First Uranium Corporation	4.250%	6/30/12	N/R	1,794,121
2,000		Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	1,400,000
150		Newmont Mining Corp., Senior Convertible Note	1.625%	7/15/17	BBB+	202,875
450		Newmont Mining Corporation, 144A	1.625%	7/15/17	BBB+	608,625
250		Newmont Mining Corporation	3.000%	2/15/12	BBB+	306,250
600		Newmont Mining Corporation	1.250%	7/15/14	BBB+	791,250
250		Steel Dynamics, Inc.	5.125%	6/15/14	BB+	320,000
800		United States Steel Corporation	4.000%	5/15/14	BB	1,459,000
7,280		Total Metals & Mining				8,428,996
		Multiline Retail – 0.0%
350		Saks, Inc., Convertible Bonds	2.000%	3/15/24	BB-	370,125
		Multi-Utilities – 0.1%
500		CMS Energy Corporation, Convertible Bonds	2.875%	12/01/24	BB+	760,625
		Oil, Gas & Consumable Fuels – 0.7%
400		Alpha Natural Resouces Inc., Convertible Bond	2.375%	4/15/15	BB	544,000
450		Chesapeake Energy Corporation, Convertible Bonds	2.750%	11/15/35	BB	524,250
1,050		Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	1,140,563
500		Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	565,625
800		Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	1,060,000
300		Penn Virginia Corporation	4.500%	11/15/12	B+	309,750
500		Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	886,875
1,500		USEC Inc., Convertible Bond	3.000%	10/01/14	Caa2	1,185,000
5,500		Total Oil, Gas & Consumable Fuels				6,216,063
		Personal Products – 0.1%
650		RadioShack Corporation, Convertible Bond	2.500%	8/01/13	Ba2	661,375
		Pharmaceuticals – 0.4%
1,061		Allergan Inc., Convertible Bond	1.500%	4/01/26	A+	1,185,668
550		Mylan Labs, Inc., Convertible Bonds, 144A	3.750%	9/15/15	BB	1,010,625
550		Mylan Labs, Inc., Convertible Bonds	1.250%	3/15/12	BB	605,688
350		Teva Pharmaceutical Finance Company LLC, Convertible Bonds	0.250%	2/01/26	A-	400,313
175		Valeant Pharmaceuticals International Convertible Bond	4.000%	11/15/13	B	691,250
2,686		Total Pharmaceuticals				3,893,544
		Real Estate – 0.9%
950		Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	1,035,500
850		Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	860,625
300		Duke Realty Corporation, Series D, 144A	3.750%	12/01/11	BBB-	303,375
450		ERP Operating LP	3.850%	8/15/26	BBB+	460,710
500		Health Care REIT, Inc., Convertible Bonds	3.000%	12/01/29	Baa2	568,125
850		Host Hotels and Resorts Inc., Convertible Bond, 144A	2.625%	4/15/27	BB+	851,063
500		Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	BB+	589,375
450		National Retail Properties Inc., Convertible Bonds	5.125%	6/15/28	Baa2	523,688
250		Prologis Trust, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	249,375
1,107		Prologis Trust, Convertible Bonds	2.250%	4/01/37	BBB-	1,104,233
400		Prologis Trust	3.250%	3/15/15	BBB-	469,500
600		Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB+	719,250
450		Ventas Inc., Convertible Bond, 144A	3.875%	11/15/11	BBB-	572,063
333		Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	371,711
7,990		Total Real Estate				8,678,593
		Road & Rail – 0.1%
500		Hertz Global Holdings Inc., Convertible Bond	5.250%	6/01/14	B-	1,007,500
		Semiconductors & Equipment – 1.1%
1,987		Advanced Micro Devices, Inc., Convertible Bonds, 144A	6.000%	5/01/15	B+	2,049,094
637		Advanced Micro Devices, Inc., Convertible Bonds	5.750%	8/15/12	B+	657,703
1,261		Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	1,297,253
2,250		Intel Corporation, Convertible Bond	3.250%	8/01/39	A2	2,646,562
1,311		Micron Technology, Inc.	1.875%	6/01/14	B+	1,425,712
750		ON Semiconductor Corporation	2.625%	12/15/26	BB	883,124
300		Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	349,124
850		Xilinx Inc., Convertible Bond	3.125%	3/15/37	BB	989,187
9,346		Total Semiconductors & Equipment				10,297,759
		Software – 0.2%
700		Microsoft Corporation, Convertible Bond, 144A	0.000%	6/15/13	AAA	730,624
1,250		Symantec Corporation, Convertible Bond	1.000%	6/15/13	BBB	1,507,812
1,950		Total Software				2,238,436
		Specialty Retail – 0.1%
500		Best Buy Co., Inc.	2.250%	1/15/22	Baa3	513,124
		Textiles, Apparel & Luxury Goods – 0.1%
586		Iconix Brand Group, Inc., Convertible Notes, 144A	1.875%	6/30/12	B+	592,592
		Trading Companies & Distributors – 0.2%
261		United Rentals Inc., Convertible Bonds	4.000%	11/15/15	B	808,120
290		WESCO International Inc., Convertible Bond	6.000%	9/15/29	B	688,749
551		Total Trading Companies & Distributors				1,496,869
		Wireless Telecommunication Services – 0.1%
900		Liberty Media Corporation, Convertible Bonds	3.750%	2/15/30	BB-	525,374
$ 95,641		Total Convertible Bonds (cost $99,034,254)				111,988,983

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value
		Corporate Bonds – 11.3% (8.6% of Total Investments)
		Aerospace & Defense – 0.0%
$ 333		Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$ 340,493
		Airlines – 0.1%
600		United Airlines Inc., 144A	12.000%	11/01/13	B3	651,750
		Auto Components – 0.2%
800		Cooper Standard Automitve	8.500%	5/01/18	B+	860,000
1,200		Titan Wheels International Inc., 144A	7.875%	10/01/17	B+	1,272,000
2,000		Total Auto Components				2,132,000
		Building Products – 0.0%
360		Libbey Glass Inc.	10.000%	2/15/15	B	392,400
		Capital Markets – 0.2%
650		Ares Capital Corporation, Convertible Bond	5.750%	2/01/16		693,063
1,500		Macquarie PMI LLC	8.375%	12/31/49	BBB	1,596,600
2,150		Total Capital Markets				2,289,663
		Chemicals – 0.5%
1,950		Hexion US Finance Corporation	8.875%	2/01/18	B3	2,062,125
800		NOVA Chemicals Corporation	8.625%	11/01/19	BB-	895,000
350		Phibro Animal Health Corporation, 144A	9.250%	7/01/18	B-	373,625
1,400		Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B+	1,433,250
4,500		Total Chemicals				4,764,000
		Commercial Banks – 0.5%
200		Ally Financial Inc.	8.000%	3/15/20	B1	217,750
2,100		Groupe BCPE	3.800%	12/30/49	BBB-	1,483,650
2,900		LBG Capital I PLC, 144A	7.875%	11/01/20	BB	2,828,950
300		Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	286,500
5,500		Total Commercial Banks				4,816,850
		Commercial Services & Supplies – 0.3%
800		Avis Budget Car Rental	8.250%	1/15/19	B	838,000
1,000		International Lease Finance Corporation, 144A	8.750%	3/15/17	BB+	1,125,000
800		Ticketmaster	10.750%	8/01/16	B1	874,000
2,600		Total Commercial Services & Supplies				2,837,000
		Communications Equipment – 0.3%
1,200		Avaya Inc., 144A	7.000%	4/01/19	B1	1,170,000
350		Avaya Inc.	10.125%	11/01/15	CCC+	357,875
800		IntelSat Bermuda Limited	11.250%	2/04/17	CCC+	874,000
400		Sungard Data Systems Inc., 144A	7.625%	11/15/20	B	411,000
2,750		Total Communications Equipment				2,812,875
		Containers & Packaging – 0.1%
400		Boise Paper Holdings Company	8.000%	4/01/20	BB	432,000
1,000		Solo Cup Company	8.500%	12/15/14	Caa2	895,000
1,400		Total Containers & Packaging				1,327,000
		Diversified Financial Services – 0.7%
600		Ally Financial Inc.	7.500%	9/15/20	B1	639,750
650		CIT Group Inc.	7.000%	5/01/17	B+	650,813
5,200		Fortis Hybrid Financing	8.250%	8/27/49	BBB	5,226,000
6,450		Total Diversified Financial Services				6,516,563
		Diversified Telecommunication Services – 0.3%
800		Cequel Communication Holdings I, 144A	8.625%	11/15/17	B-	834,000
200		Insight Communications, 144A	9.375%	7/15/18	B-	222,000
800		IntelSat Jackson Holding, 144A	7.250%	10/15/20	B	800,000
800		Windstream Corporation	7.875%	11/01/17	Ba3	858,000
2,600		Total Diversified Telecommunication Services				2,714,000
		Electric Utilities – 0.4%
400		Calpine Corporation, 144A	7.875%	7/31/20	B+	425,000
600		Energy Future Holdings	10.250%	1/15/20	B	635,805
2,900		WPS Resource Corporation	6.110%	12/01/16	Baa2	2,831,125
3,900		Total Electric Utilities				3,891,930
		Electrical Equipment – 0.1%
800		Kemet Corporation	10.500%	5/01/18	B1	902,000
		Electronic Equipment & Instruments – 0.0%
350		Amkor Technology Inc.	7.375%	5/01/18	BB-	362,250
		Food & Staples Retailing – 0.2%
800		Stater Brothers Holdings Inc., 144A	7.375%	11/15/18	B+	830,000
800		U.S. Foodservice, 144A	10.250%	6/30/15	Caa2	841,000
1,600		Total Food & Staples Retailing				1,671,000
		Food Products – 0.4%
800		Dole Foods Company, 144A	8.000%	10/01/16	B+	849,000
2,243		Dole Foods Company	8.750%	7/15/13	B-	2,422,440
3,043		Total Food Products				3,271,440
		Health Care Equipment & Supplies – 0.1%
500		Biomet Inc.	10.000%	10/15/17	B-	548,125
		Health Care Providers & Services – 1.0%
400		Aurora Diagnostics Holdings LLC, 144A	10.750%	1/15/18	B3	412,000
350		Capella Healthcare Inc., 144A	9.250%	7/01/17	B	372,750
2,000		Community Health Systems, Inc.	8.875%	7/15/15	B	2,110,000
1,000		HCA Inc.	9.250%	11/15/16	BB-	1,076,250
1,200		HCA Inc.	8.500%	4/15/19	BB	1,332,000
2,750		Select Medical Corporation	7.625%	2/01/15	B-	2,798,125
1,200		Select Medical Corporation	6.211%	9/15/15	CCC+	1,168,500
8,900		Total Health Care Providers & Services				9,269,625
		Hotels, Restaurants & Leisure – 0.9%
800		CCM Merger Inc., 144A	8.000%	8/01/13	CCC+	796,000
800		GWR Operating Partnership	10.875%	4/01/17	BB-	867,000
1,550		Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	1,761,188
600		Landry’s Restaurants Inc.	11.625%	12/01/15	B	646,500
200		MGM Resorts International	9.000%	3/15/20	Ba3	219,250
400		Peninsula Gaming LLC	8.375%	8/15/15	BB	427,000
400		Penn National Gaming Inc.	8.750%	8/15/19	BB-	441,500
800		Pinnacle Entertainment Inc.	8.750%	5/15/20	B	832,000
1,750		Seminole Hard Rock Entertainment, Inc., 144A	2.810%	3/15/14	BB	1,706,250
400		Universal City Development Partners	8.875%	11/15/15	B3	435,500
7,700		Total Hotels, Restaurants & Leisure				8,132,188
		Household Products – 0.1%
1,150		Central Garden & Pet Company, Senior Subordinate Notes	8.250%	3/01/18	B+	1,204,625
		Independent Power Producers & Energy Traders – 0.1%
1,000		NRG Energy Inc.	7.375%	1/15/17	BB-	1,042,500
		Industrial Conglomerates – 0.0%
200		Reynolds Group, 144A	9.000%	4/15/19	B-	207,000
		IT Services – 0.6%
200		Fidelity National Information Services Inc.	7.875%	7/15/20	Ba2	218,500
1,650		First Data Corporation, 144A, WI/DD	7.375%	6/15/19	B+	1,676,813
1,200		First Data Corporation, 144A	8.875%	8/15/20	B+	1,317,000
933		First Data Corporation	10.550%	9/24/15	B-	967,231
400		First Data Corporation	9.875%	9/24/15	B-	410,000
400		First Data Corporation	11.250%	3/31/16	CCC+	398,500
400		ManTech International Company	7.250%	4/15/18	BB+	420,000
750		Seagate HDD Cayman	6.875%	5/01/20	BB+	748,125
5,933		Total IT Services				6,156,169
		Machinery – 0.2%
2,000		Greenbrier Companies, Inc.	8.375%	5/15/15	Caa1	2,065,000
		Media – 0.4%
400		Allbritton Communications Company, 144A	8.000%	5/15/18	B	422,000
300		Cablevision Systems Corporation	7.750%	4/15/18	B+	324,000
200		Cablevision Systems Corporation	8.000%	4/15/20	B+	218,000
700		Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	666,750
200		Clear Channel Communications, Inc.	6.875%	6/15/18	CCC-	141,000
350		Clear Channel Worldwide Holdings Inc.	9.250%	12/15/17	B	383,688
1,975		Medianews Group Inc., (10), (11)	6.375%	4/01/14	CC	198
200		NexStar Mission Broadcast	8.875%	4/15/17	B	216,500
600		Nielsen Finance LLC Co	7.750%	10/15/18	B+	643,500
400		TL Acquisitions Inc., 144A	10.500%	1/15/15	CCC+	408,000
5,325		Total Media				3,423,636
		Metals & Mining – 0.4%
600		Essar Steel Algoma Inc., 144A	9.375%	3/15/15	B+	600,000
3,700		MagIndustries Corporation, (10)	11.000%	12/14/12	N/R	3,628,257
4,300		Total Metals & Mining				4,228,257
		Multiline Retail – 0.5%
2,150		Neiman Marcus Group Inc., Term Loan	9.000%	10/15/15	B-	2,246,750
800		Sprectum Brands Inc., 144A	9.500%	6/15/18	B	882,000
800		Toys “R” Us, Inc.	7.375%	10/15/18	B3	802,000
1,000		Toys “R” Us Property Company II LLC	8.500%	12/01/17	Ba1	1,074,000
4,750		Total Multiline Retail				5,005,749
		Multi-Utilities – 0.1%
800		Bon-Ton Department Stores Inc.	10.250%	3/15/14	CCC+	820,000
		Municipal – 0.0%
400		Tops Markets	10.125%	10/15/15	B	430,000
		Oil, Gas & Consumable Fuels – 0.8%
1,000		Alta Mesa Holdings Finance, 144A	9.625%	10/15/18	B	1,015,000
1,650		Chaparral Energy Inc.	8.875%	2/01/17	B-	1,732,500
400		CONSOL Energy Inc.	8.000%	4/01/17	BB	438,000
400		CONSOL Energy Inc.	8.250%	4/01/20	BB	443,500
500		Energy XXI Gulf Coast Inc., 144A	7.750%	6/15/19	B	501,250
800		Genesis Energy LP, 144A	7.875%	12/15/18	B+	808,000
800		Hilcorp Energy I LP/Hilcorp Finance Company, 144A	7.625%	4/15/21	BB-	838,000
300		Western Refining Inc., 144A	10.750%	6/15/14	B3	324,000
700		Western Refining Inc.	11.250%	6/15/17	B	791,000
1,000		Whiting Petroleum Corporation	7.000%	2/01/14	BB	1,065,000
7,550		Total Oil, Gas & Consumable Fuels				7,956,250
		Paper & Forest Products – 0.1%
600		Catalyst Paper Corporation, 144A	11.000%	12/15/16	B3	603,000
		Personal Products – 0.2%
1,200		Prestige Brands Inc.	8.250%	4/01/18	B	1,266,000
400		Revlon Consumer Products	9.750%	11/15/15	B	433,000
1,600		Total Personal Products				1,699,000
		Pharmaceuticals – 0.2%
600		Mylan Inc., 144A	7.875%	7/15/20	BB	652,500
1,200		Warner Chilcott Company LLC, 144A	7.750%	9/15/18	BB	1,257,000
1,800		Total Pharmaceuticals				1,909,500
		Real Estate – 0.1%
800		Entertainment Properties Trust, 144A	7.750%	7/15/20	Baa3	864,000
		Road & Rail – 0.1%
600		Avis Budget Car Rental	9.625%	3/15/18	B	663,000
		Semiconductors & Equipment – 0.2%
1,400		Freescale Semiconductor Inc.	9.250%	4/15/18	B1	1,533,000
200		NXP BV	3.053%	10/15/13	B-	198,250
1,600		Total Semiconductors & Equipment				1,731,250
		Specialty Retail – 0.3%
771		Brookstone Company Inc., 144A	13.000%	10/15/14	CCC+	691,973
900		Claires Stores, Inc.	9.250%	6/01/15	CCC	888,750
800		Claires Stores, Inc.	10.500%	6/01/17	CCC	788,000
200		Express LLC	8.750%	3/01/18	B	217,000
2,671		Total Specialty Retail				2,585,723
		Transportation Infrastructure – 0.1%
1,200		AWAS Aviation Capital Limited, 144A	7.000%	10/15/16	BBB-	1,199,999
		Wireless Telecommunication Services – 0.5%
1,000		Clearwire Communications Finance	12.000%	12/01/15	B2	1,079,999
1,500		IPCS, Inc.	2.429%	5/01/13	Ba2	1,462,499
2,450		Sprint Nextel Corporation	8.375%	8/15/17	BB-	2,728,687
4,950		Total Wireless Telecommunication Services				5,271,185
$ 107,265		Total Corporate Bonds (cost $103,506,245)				108,708,995

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity	Ratings (4)	Value
		Capital Preferred Securities – 25.8% (19.6% of Total Investments)
		Capital Markets – 0.6%
500		ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	$ 477,500
6,445		Credit Suisse Guernsey	1.003%	5/15/17	A3	5,152,971
		Total Capital Markets				5,630,471
		Commercial Banks – 9.9%
2,155		AgFirst Farm Credit Bank	8.393%	12/15/11	A	2,241,200
2,600		AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,294,318
2,584		Banco Santander Finance	10.500%	9/29/49	A-	2,923,147
1,500		BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Baa3	1,526,250
1,000		BankAmerica Institutional Trust, 144A	8.070%	12/31/26	Baa3	1,025,000
2,000		Barclays Bank PLC, 144A	7.434%	12/15/17	A-	2,000,000
3,500		Barclays Bank PLC	6.278%	12/15/34	A-	3,045,000
800		BB&T Capital Trust I	5.850%	8/18/35	Baa1	761,212
4,200		BB&T Capital Trust IV	6.820%	6/12/37	Baa1	4,179,000
3,350		BBVA International Unipersonal	5.919%	4/18/17	A-	2,835,303
1,200		BNP Paribas, 144A	7.195%	12/25/37	A	1,152,000
3,135		Credit Agricole, S.A., 144A	8.375%	10/13/49	A-	3,354,450
1,836		Credit Agricole, S.A.	9.750%	12/26/54	A-	1,996,650
500		Credit Suisse thru Claudius Limited	8.250%	6/27/49	A3	527,500
9,000		First Empire Capital Trust I	8.234%	2/01/27	Baa2	9,114,444
600		First Union Institutional Capital II	7.850%	1/01/27	A-	616,489
3,100		Fulton Capital Trust I	6.290%	2/01/36	Baa3	2,666,000
300		HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	274,125
1,000		HSBC Bank PLC	0.850%	6/11/49	A	640,000
550		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	737,000
900		NB Capital Trust II	7.830%	12/15/26	Baa3	920,250
4,200		Nordea Bank AB	8.375%	3/25/15	A-	4,557,000
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa3	8,144,000
5,145		Rabobank Nederland, 144A	11.000%	6/30/19	AA-	6,701,363
600		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	608,342
11,324		Societe Generale	8.750%	10/07/49	BBB+	11,975,130
200		Sovereign Capital Trust VI	7.908%	6/13/36	BBB+	199,964
2,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	1,850,508
3,300		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	3,209,349
800		Suntrust Capital Trust VIII	6.100%	12/01/66	Baa3	780,000
—	(12)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	B	12,597,406
		Total Commercial Banks				95,452,400
		Consumer Finance – 0.3%
1,000		Capital One Capital IV Corporation	6.745%	2/17/32	Baa3	1,003,750
1,700		Capital One Capital VI	8.875%	5/15/40	Baa3	1,791,375
		Total Consumer Finance				2,795,125
		Diversified Financial Services – 1.2%
7		AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	311,513
1,200		Bank One Capital III	8.750%	9/01/30	A2	1,477,176
7,500		JPMorgan Chase Capital Trust XX Series T	6.550%	9/29/36	A2	7,622,955
2,450		JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	2,462,578
		Total Diversified Financial Services				11,874,222
		Diversified Telecommunication Services – 1.2%
10		Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	11,002,485
		Insurance – 11.1%
2,193		Allstate Corporation	6.125%	5/15/17	Baa1	2,214,930
2,600		AXA SA, 144A	6.463%	12/14/18	Baa1	2,268,500
3,900		AXA	8.600%	12/15/30	A3	4,613,244
15		Axis Capital Holdings Limited	7.500%	12/01/15	BBB	1,459,650
5,800		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	5,466,500
9,925		Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	8,758,813
8,000		Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	7,215,264
4,500		Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	4,477,500
3,900		Lincoln National Corporation	7.000%	5/17/16	BBB	3,870,750
3,500		Lincoln National Corporation	6.050%	4/20/17	BBB	3,272,500
7,300		MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	7,847,500
400		MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	483,000
7,600		National Financial Services Inc.	6.750%	5/15/37	Baa2	7,049,000
1,150		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	987,320
6,400		Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	6,072,704
2,500		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	2,462,500
5,600		Progressive Corporation	6.700%	6/15/67	A2	5,908,000
10,200		Prudential Financial Inc.	8.875%	6/15/18	BBB+	12,036,000
3,200		Prudential PLC	6.500%	6/29/49	A-	2,960,000
900		White Mountains Re Group Limited	7.506%	6/30/17	BB	860,958
12,600		XL Capital Ltd.	6.500%	10/15/57	BBB-	11,560,500
4,700		ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	4,794,000
		Total Insurance				106,639,133
		Oil, Gas & Consumable Fuels – 0.7%
6,700		TranCanada Pipelines Limited	6.350%	5/15/17	Baa1	6,727,309
		Road & Rail – 0.7%
6,400		Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	6,648,000
		U.S. Agency – 0.1%
1		Farm Credit Bank of Texas	10.000%	12/15/60	A3	896,499
		Total Capital Preferred Securities (cost $239,605,182)				247,665,644

Shares		Description (1)				Value
		Investment Companies – 1.3% (1.0% of Total Investments)
354,750		BlackRock Credit Allocation Income Trust II				$ 3,487,193
298,160		Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				5,092,573
259,567		John Hancock Preferred Income Fund III				4,347,747
		Total Investment Companies (cost $17,660,648)				12,927,513

Principal Amount (000)		Description (1)		Coupon	Maturity	Value

		Short-Term Investments – 3.9% (2.9% of Total Investments)
$ 22,831		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $22,831,470, collateralized by $23,320,000 U.S. Treasury Notes, 0.625%, due 1/31/13, value $23,290,850		0.010%	4/01/11	$ 22,831,464
14,183		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $4,182,592, collateralized by: $13,460,000 U.S. Treasury Notes, 3.625%, due 2/15/20 value $13,897,450, and $555,000 U.S. Treasury Notes, 3.500%, due 5/15/20, value $570,263		0.010%	4/01/11	14,182,588
$ 37,014		Total Short-Term Investments (cost $37,014,052)				37,014,052
		Total Investments (cost $1,183,744,148) – 131.2%				1,261,578,249

Shares		Description (1)				Value
		Common Stocks Sold Short – (0.6)%
		Chemicals – (0.1)%
(6,000)		E.I. Du Pont de Nemours and Company				$ (329,820)
(10,500)		Sigma-Aldrich Corporation				(668,220)
		Total Chemicals				(998,040)
		Computers & Peripherals – (0.0)%
(875)		Apple, Inc., (2)				(304,894)
		Food Products – (0.1)%
(9,000)		Green Mountain Coffee Inc., (2)				(581,490)
		Hotels, Restaurants & Leisure – (0.2)%
(350)		Chipotle Mexican Grill, (2)				(544,740)
(8,300)		P.F. Changs China Bistro, Inc.				(383,377)
(6,700)		Panera Bread Company, (2)				(850,900)
		Total Hotels, Restaurants & Leisure				(1,779,017)
		Household Products – (0.0)%
(5,300)		Reckitt Benckiser Group PLC				(272,242)
		Internet & Catalog Retail – (0.1)%
(2,800)		Amazon.com, Inc., (2)				(504,364)
(1,600)		NetFlix.com Inc., (2)				(379,728)
		Total Internet & Catalog Retail				(884,092)
		Software – (0.0)%
(1,530)		Salesforce.com, Inc., (2)				(347,308)
		Specialty Retail – (0.1)%
(8,800)		Tiffany & Co.				(540,672)
(17,000)		Urban Outfitters, Inc., (2)				(507,110)
		Total Specialty Retail				(1,047,782)
		Total Common Stocks Sold Short (proceeds $4,513,787)				(6,214,865)
		Borrowings – (29.0)% (13), (14)				(278,900,000)
		Other Assets Less Liabilities – (1.6)% (15)				(14,921,081)
		Net Assets Applicable to Common Shares – 100%				$ 961,542,303

Investments in Derivatives

Put Options Purchased outstanding at March 31, 2011:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (16)	Date	Price	Value
71	Autozone Inc.	$1,420,000	1/21/12	$200.0	$23,785
71	Total Put Options Purchased (premiums paid $158,961)	$1,420,000			$23,785

Call Options Written outstanding at March 31, 2011:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (16)	Date	Price	Value
(710)	Aetna Inc.	$ (2,485,000)	1/21/12	$35.0	$ (353,225)
(343)	AngloGold Ashanti Limited	(1,543,500)	1/21/12	45.0	(236,670)
(248)	AstraZeneca PLC	(1,240,000)	1/21/12	50.0	(45,260)
(580)	Barrick Gold Corporation	(2,900,000)	1/21/12	50.0	(382,800)
(578)	Cameco Corporation	(2,023,000)	1/21/12	35.0	(139,865)
(468)	Cameco Corporation	(1,872,000)	1/21/12	40.0	(62,010)
(156)	Cameco Corporation	(702,000)	1/21/12	45.0	(10,140)
(588)	Chesapeake Energy Corporation	(1,470,000)	1/21/12	25.0	(567,420)
(196)	Chesapeake Energy Corporation	(588,000)	1/21/12	30.0	(121,520)
(203)	Electricite de France S.A.	(690,200)	9/17/11	34.0	(11,220)
(713)	Eli Lilly & Company	(2,495,500)	1/21/12	35.0	(124,775)
(730)	Exelon Corporation	(3,102,500)	1/21/12	42.5	(138,700)
(184)	Forest Laboratories Inc.	(644,000)	1/21/12	35.0	(33,120)
(565)	Gold Fields Limited	(847,500)	1/21/12	15.0	(193,512)
(383)	Gold Fields Limited	(670,250)	1/21/12	17.5	(77,366)
(1,080)	Kroger Company	(2,430,000)	1/21/12	22.5	(302,400)
(339)	Lockheed Martin Corporation	(2,712,000)	1/21/12	80.0	(186,450)
(449)	Microsoft Corporation	(1,347,000)	1/21/12	30.0	(25,593)
(426)	Newmont Mining Corporation	(2,449,500)	1/21/12	57.5	(201,285)
(725)	Nexen Inc.	(1,885,000)	9/17/11	26.0	(146,437)
(1,200)	Nippon Telegraph & Telephone Corporation	(2,700,000)	6/18/11	22.5	(120,000)
(351)	Nippon Telegraph & Telephone Corporation	(877,500)	9/17/11	25.0	(17,550)
(1,530)	Nokia Corporation	(1,530,000)	1/21/12	10.0	(73,440)
(1,110)	Nokia Corporation	(1,387,500)	1/21/12	12.5	(20,535)
(354)	Range Resources Corporation	(1,327,500)	1/21/12	37.5	(771,720)
(846)	StatoilHydro ASA	(1,692,000)	4/16/11	20.0	(664,110)
(459)	Suncor Energy Inc.	(1,836,000)	1/21/12	40.0	(376,380)
(630)	Tesoro Corporation	(1,260,000)	1/21/12	20.0	(529,200)
(488)	Thales S.A.	(1,366,400)	3/17/12	28.0	(189,380)
(293)	Turkcell Iletisim Hizmet AS	(439,500)	7/16/11	15.0	(22,708)
(293)	Turkcell Iletisim Hizmet AS	(512,750)	7/16/11	17.5	(7,325)
(706)	Tyson Foods, Inc.	(1,235,500)	1/21/12	17.5	(222,390)
(414)	Wal-Mart Stores, Inc.	(2,380,500)	1/21/12	57.5	(35,811)
(414)	Wal-Mart Stores, Inc.	(2,484,000)	1/21/12	60.0	(18,837)
(18,752)	Total Call Options Written (premiums received $4,240,281)	$ (55,126,100)			$ (6,429,154)

Interest Rate Swaps outstanding at March 31, 2011:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(Depreciation)
JPMorgan	$ 69,725,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$ 9,110
JPMorgan	69,725,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/14	469,891
Morgan Stanley	69,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	900,695
$ 1,379,696

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

Level 1	Level 2	Level 3	Total
Investments:
Common Stocks*	$341,811,841	$8,325,846	$—	$350,137,687
Convertible Preferred Securities	10,743,262	4,413,325	—	15,156,587
$25 Par (or simliar) Preferred Securities	279,284,137	19,983,866	—	299,268,003
Variable Rate Senior Loan Interests	—	78,710,785	—	78,710,785
Convertible Bonds	—	111,641,883	347,100	111,988,983
Corporate Bonds	—	105,080,540	3,628,455	108,708,995
Capital Preferred Securities	—	247,665,644	—	247,665,644
Investment Companies	12,927,513	—	—	12,927,513
Short-Term Investments	—	37,014,052	—	37,014,052
Common Stocks Sold Short	(6,214,865)	—	—	(6,214,865)
Derivatives:
Put Options Purchased	23,785	—	—	23,785
Call Options Written	(6,429,154)	—	—	(6,429,154)
Interest Rate Swaps**	—	1,379,696	—	1,379,696
Total	$632,146,519	$614,215,637	$3,975,555	$1,250,337,711

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.
** Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3	Level 3	Level 3
Convertible Bonds	Corporate Bonds	Total
Balance at the beginning of period	$––	$3,657,866	$3,657,866
Gains (losses):
Net realized gains (losses)	––	––	––
Net change in unrealized appreciation (depreciation)	––	(50,481)	(50,481)
Purchases at cost	––	––	––
Sales at proceeds	––	––	––
Net discounts (premiums)	––	21,070	21,070
Transfers into	347,100	––	347,100
Transfers out of	––	––	––
Balance at the end of period	$347,100	$3,628,455	$3,975,555

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	Put options purchased, at value	$23,785	Call options written at value	$6,429,154
Interest Rate	Swaps	Unrealized appreciation on swaps*	1,379,696	Unrealized depreciation on swaps*	—
Total	1,403,481	6,429,154

* Represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Portfolios of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on real estate investment trust investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding securities sold short and investments in derivatives) was $1,188,785,735.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 105,811,788
Depreciation	(33,019,274)
Net unrealized appreciation (depreciation) of investments	$ 72,792,514

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged as collateral for call options written during and as of the end of the reporting period.

(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(7)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(8)	At or subsequent to March 31, 2011, this issue was under the protection of the Federal Bankruptcy Court.

(9)	Non-income producing security, in the case of a Senior Loan, denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(10)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(11)

The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(12)	Principal Amount (000) rounds to less than $1,000.

(13)	Borrowings as a percentage of Total Investments is 22.1%.

(14)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2011, investments with a value of $687,521,092 have been pledged as collateral for Borrowings.

(15)	Other Assets Less Liabilities includes Value and/or Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives.

(16)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(17)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

CORTS	Corporate Backed Trust Securities.

GDR	Global Depositary Receipt.

PPLUS	PreferredPlus Trust.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Multi-Strategy Income and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011

*                      Print the name and title of each signing officer under his or her signature.